Submission	Oct. 03, 2025
Submission [Line Items]
Central Index Key	0001551964
Registrant Name	Barclays Dryrock Funding LLC
Form Type	SF-3
Submission Type	SF-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A